Loans Receivable, Net - Schedule of Loans Receivable Originated and Retained (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Loans	¥ 2,571,527	¥ 729,464
Allowance for loan losses	(240,419)	(47,670)	¥ (1,084)	¥ (5,912)
Loans receivable, net	¥ 2,331,108	¥ 681,794